Commitments and Contingencies - Narratives (Details) $ in Thousands	1 Months Ended			3 Months Ended		6 Months Ended
	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Oct. 31, 2018	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2018 unit
Loss Contingencies
Gain on termination of operating lease						$ (11)	$ 160
Lease incentive receivable						1,700
Imperial (Forest House) Limited
Loss Contingencies
Gain on termination of operating lease				$ 1,300
Manufacturing Space in Enfield, United Kingdom
Loss Contingencies
Gain on termination of operating lease		$ 100
Lease termination fee expense		200
Office and Manufacturing Space in Rockville, Maryland
Loss Contingencies
Gain on termination of operating lease	$ 2,000	2,000
Gain on sale of leased Assets, net, operating leases		$ 2,300
Impairment of leasehold						$ 2,400
Building | Imperial (Forest House) Limited
Loss Contingencies
Operating lease contract term						10 years
Building | Manufacturing Space in Enfield, United Kingdom
Loss Contingencies
Operating lease contract term								15 years
Number of units | unit								3
Building | Office Space In Rockville, Maryland
Loss Contingencies
Gain on termination of operating lease					$ 200
Operating lease rent free period			5 years
Additional Space | Imperial (Forest House) Limited
Loss Contingencies
Operating lease contract term						15 months